Earnings per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basic and Diluted Earnings Per Share

The following table presents the calculation of basic and diluted earnings per share:

	Three Months Ended
(IN MILLIONS, EXCEPT PER SHARE DATA)	March 31, 2013	April 1, 2012
Numerator
Net income before allocation to noncontrolling interests	$140	$112
Less: net income attributable to noncontrolling interests	—	1

Net income attributable to Zoetis Inc.	$140	$111

Denominator
Weighted-average common shares outstanding	500.000	500.000
Common stock equivalents: stock options and RSUs	0.111	—

Weighted-average common and potential dilutive shares outstanding	500.111	500.000

Earnings per share attributable to Zoetis Inc. stockholders—basic	$0.28	$0.22
Earnings per share attributable to Zoetis Inc. stockholders—diluted	$0.28	$0.22

The following table presents the calculation of basic and diluted earnings per share:

	Year Ended December 31,
(IN MILLIONS, EXCEPT PER SHARE DATA)	2012	2011	2010
Numerator
Net income before allocation to noncontrolling interests	$436	$248	$111
Less: Net income attributable to noncontrolling interests	—	3	1

Net income attributable to Zoetis	$436	$245	$110

Denominator
Weighted average shares outstanding—basic and diluted	500	500	500

Earnings per share attributable to Zoetis shareholders—basic and diluted	$0.87	$0.49	$0.22